Early Deposit - Silver and Gold Interests (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Early Deposit Silver and Gold Interests

The following table summarizes the early deposit silver and gold interests currently owned by the Company:

						Attributable Production to be Purchased
Early Deposit Silver and Gold Interests	Mine Owner	Location of Mine	Upfront Consideration Paid to Date [1]	Upfront Consideration To be Paid [1,2]	Total Upfront Consideration¹	Silver		Gold		Term of Agreement
Toroparu	Sandspring	Guyana	$15,500	$138,000	$153,500	50%		10%		Life of Mine
Cotabambas	Panoro	Peru	5,500	134,500	140,000	100%	³	25%	³	Life of Mine
Kutcho	Kutcho	Canada	—	65,000	65,000	100%	[4]	100%	[4]	Life of Mine

			$21,000	$337,500	$358,500

1)	Expressed in United States dollars, rounded to the nearest thousand; excludes closing costs.
2)	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.
3)	Once 90 million silver equivalent ounces attributable to Wheaton have been produced, the attributable production to be purchased will decrease to 66.67% of silver production and 16.67% of gold production for the life of mine.
4)	Once 51,000 ounces of gold and 5.6 million ounces of silver have been delivered to Wheaton, the stream will decrease to 66.67% of silver and gold production for the life of mine.